Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details)	Dec. 31, 2025
Computer Systems [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment depreciation period	4 years
Computer Systems [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment depreciation period	5 years
Furniture and Fittings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment depreciation period	10 years
Electrical Fittings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment depreciation period	10 years
Handphone [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment depreciation period	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment depreciation period	10 years
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment depreciation period	5 years
Property [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment depreciation period	50 years
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	over the remaining lease period